Redeemable Convertible Preference Shares - Schedule of Redeemable Convertible Preference Shares (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Redeemable Convertible Preference Shares [Abstract]
Non-current	RM 3,746,569	$ 886,615	RM 6,213,040
Current	5,300,990	1,254,464	3,377,330
Total	RM 9,047,559	$ 2,141,079	RM 9,590,370